                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS  June 30, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     Tax-Exempt Municipal Bonds (95.9%)
                     General Obligation  (10.0%)
            $2,000   La Mesa-Spring Valley School District, California, 2005
                        Refg (FGIC)                                                    5.00%        08/01/18           $2,098,940
             1,000   Pueblo School District No 60, Colorado, Ser 2002 (FSA)            5.375        12/15/14            1,074,090
             2,000   Sussex County, Delaware, Ser 2003 (Ambac)                          5.00        10/15/11            2,101,520
             1,500   Evanston, Illinois, Ser 2005                                       5.00        12/01/18            1,562,655
             1,000   Massachusetts, Ser 2001 D (MBIA)                                   6.00        11/01/13            1,115,380
             3,000   Jackson County Reorganized School District No 4, Missouri,
                          Ser 2005 (FSA)                                                5.00        03/01/17            3,086,010
                     New York City, New York,
             1,000       2003 Ser C (FSA)                                               5.25        08/01/11            1,058,390
             2,000       2005 Ser H                                                     5.00        08/01/15            2,082,620
             2,000   Bellevue School District No 405, Washington, Ser 2002 (FGIC)       5.00        12/01/15            2,095,100
             2,030   North Kitsap School District No 400, Washington,
            ------       Refg Ser 2005 (FSA)                                             5.125      12/01/18            2,133,794
                                                                                                                       ----------
            17,530                                                                                                     18,408,499
            ------                                                                                                     ----------

                     Educational Facilities Revenue (10.6%)
             1,000   University of Arizona, Ser 2005 B COPs (Ambac)                     5.00        06/01/20            1,032,280
             2,000   Miami-Dade County Educational Facilities Authority, Florida,
                          University of Miami Ser 2004 A (Ambac)                        5.00        04/01/16            2,099,420
             1,500   University of Central Florida, UCF Convocation Corp
                          COPs Ser 2005 A (FGIC)                                        5.00        10/01/17            1,567,350
             3,000   University of Illinois, COPs Ser 2003 (Ambac)                      5.00        10/01/14            3,136,980
             1,000   Purdue University, Indiana, Student Facilities Ser 2003 A         5.375        07/01/14            1,067,840
             2,000   University of Maine, Ser 2002 (FSA)                               5.375        03/01/12            2,143,920
             1,000   New Jersey Educational Facilities Authority, Rowan University
                          Ser 2003 (FGIC)                                               5.25        07/01/14            1,065,940
             1,500   New York State Dormitory Authority, New York, Columbia
                         University Ser 2004 C (Mandatory Tender 07/01/07)              5.00        07/01/29            1,517,220
             1,000   Pennsylvania State University, Refg Ser 2002                       5.25        08/15/13            1,070,380
             1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore
                          College Ser 2002                                              5.25        09/15/14            1,062,350
               490   Chattanooga Health, Educational and Housing Facilities
                          Board, Tennessee, University of Tennesse Chattanooga
                          Refg Ser 2005 A                                               5.00        10/01/15              491,945
             1,000   Southwest Higher Education Authority, Texas, Southern Methodist
                          University Ser 2002 (Ambac)                                   5.50        10/01/13            1,077,780
             2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                5.25        02/15/15            2,124,260
             -----                                                                                                     ----------
            18,490                                                                                                     19,457,665
            ------                                                                                                     ----------

                     Electric Revenue  (10.9%)
             1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001 A           5.25        10/01/16            1,072,880
                     California Department of Water Resources,
             1,000        Power Supply Ser 2002 A (MBIA)                                5.50        05/01/13            1,084,020
             2,000        Power Supply Ser 2002 A (Ambac)                               5.50        05/01/14            2,166,180
             2,000   Jacksonville Electric Authority, Florida, St Johns River Power Park
                          Refg Issue 2 Ser 17                                           5.25        10/01/13            2,099,380
             2,000   Municipal Electric Authority of Georgia, Combustion Turbine
                          Ser 2002 A (MBIA)                                             5.25        11/01/14            2,123,080

             2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)   5.25        01/01/12            2,120,860
             2,000   Southern Minnesota Municipal Agency, Power Ser 2002 A (Ambac)      5.00        01/01/12            2,097,400
             1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA)          5.125        04/01/11            1,029,070
             2,000   Ohio Municipal Electric Generation Agency, American                5.00        02/15/16            2,087,580
                          Municipal Power-Ohio Inc Refg 2004 (Ambac)
             1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)     5.25        01/01/15            1,061,550
             1,000   Memphis, Tennesse, Jr Lien Refg Ser 2002                           5.00        12/01/10            1,041,630
             1,000   Lower Colorado River Authority, Texas, LCRA Services Corp
                          Refg Ser 2004 (FGIC)                                          5.00        05/15/19            1,024,480
             1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2000        5.625        12/01/14            1,062,360
             -----                                                                                                     ----------
            19,000                                                                                                     20,070,470
            ------                                                                                                     ----------

                     Hospital Revenue  (9.8%)
             2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln
                          Health Ser 2005 B                                             5.25        12/01/22            2,045,700
             1,000   Washington County, Arkansas, Washington Regional Medical Center
                          Ser 2005 B                                                    5.00        02/01/19            1,012,000
             2,000   California Health Facilities Financing Authority, Cedars-Sinai
                          Medical Center Refg Ser 2005                                  5.00        11/15/19            2,052,300
             1,825   California Statewide Communities Development Authority,
                          Adventist Health West Ser 2005 A                              5.00        03/01/19            1,861,153
             1,470   Loma Linda, California, Loma Linda University Medical Center
                          Ser 2005 A                                                    5.00        12/01/17            1,491,565
             1,000   Alachua County Health Facilities Authority, Florida, Shands
                          Teaching Hospital & Clinics Ser 1996 A (MBIA)                 6.25        12/01/11            1,098,250
             2,500   Indiana Health Facilities Financing Authority, Community Hospitals
                          Ser 2005 A (Ambac)                                            5.00        05/01/20            2,581,875
             1,000   Maryland Health & Higher Educational Facilities Authority,
                          Medlantic/Helix Ser 1998 A (FSA)                              5.25        08/15/12            1,034,450
             1,100   Michigan State Hospital Finance Authority, Henry Ford Health
                          System Ser A                                                  5.00        11/15/20            1,120,361
             2,500   Franklin County, Ohio, Trinity Health Ser 2005 A                   5.00        06/01/17            2,592,225
             1,250   Johnson City Health & Educational Facilities Board, Tennessee,
            ------        Mountain States Health Ser 2006 A                             5.25        07/01/26            1,261,137
                                                                                                                       ----------
            17,645                                                                                                     18,151,016
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (7.3%)
             2,000   California County Tobacco Securitization Agency, Los Angeles
                          County Securitization Corp Ser 2006                         0.00++        06/01/28            1,569,680
             1,000   California Pollution Control Financing Authority, San Diego Gas
                          & Electric Co 1996 Ser A                                      5.90        06/01/14            1,103,220
             3,000   Clark County Pollution Control Financing Authority, Nevada,
                          Southern California Edison Co 2000 Ser C (AMT) (Mandatory
                          Tender 03/02/09)                                              3.25        06/01/31            2,888,760
             2,000   New York City Industrial Development Agency, New York, Terminal,
                          One Group Association Ser 2005 (AMT)                          5.00        01/01/10            2,041,480
             1,000   Westchester Tobacco Asset Securitization Corporation, New York,
                          Ser 2005                                                      5.00        06/01/26              980,800
             1,725   Sabine River Authority, Texas, TXU Electric Co Refg
                          Ser 2001 B (AMT) (Mandatory Tender 11/01/11)                  5.75        05/01/30            1,819,634
             2,000   Chesterfield County Industrial Development Authority, Virginia,
                          Virginia Electric & Power Co Ser 1985                         5.50        10/01/09            2,028,080
             1,000   Tobacco Settlement Financing Corporation, Virginia, Asset Backed
            ------        Ser 2005                                                      5.25        06/01/19            1,018,850
                                                                                                                       ----------
            13,725                                                                                                     13,450,504
            ------                                                                                                     ----------

                     Mortgage Revenue - Multi-Family  (0.8%)
             1,500   Independent Cities, California, Lease Financing Authority,
            ------       Mobile Home Park, San Juan Mobile Estates Ser A               4.875        05/15/26            1,466,850
                                                                                                                        ---------

                     Mortgage Revenue - Single Family  (0.6%)
             1,000   Virginia Housing Development Authority, 2001 Ser J (MBIA)          4.75        01/01/12            1,018,930
             -----                                                                                                      ---------

                     Public Facilities Revenue (13.3%)
             2,000   Jefferson County, Alabama, School Ser 2004 A                       5.25        01/01/15            2,112,220
             1,500   Alaska Industrial Development & Export Authority,
                          Lake Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)             5.25        12/01/21            1,532,175
                     District of Columbia Ballpark, Washington,
             1,000       Ser 2006 B-1 (FGIC)                                            5.25        02/01/16            1,072,490
             2,000       Ser 2006 B-1 (FGIC)                                            5.00        02/01/19            2,081,040
             3,000   Manatee County School District, Florida, Sales Tax Ser 2003
                          (Ambac)                                                       5.00        10/01/15            3,152,940
             2,000   Orange County School Board, Florida, COPs Ser 2001 A (Ambac)       5.25        08/01/14            2,122,700
               595   Kentucky Property & Buildings Commission, Project No. 69
                         Ser A (FSA)                                                    5.25        08/01/15              626,327
             1,000   Baltimore, Maryland Convention Center Hotel Ser 2006 A (XLCA)      5.25        09/01/21            1,061,020
             2,000   Kansas City School District, Missouri, Elementary School
                          Refg Ser 2003 B (FGIC)                                        5.00        02/01/14            2,103,220
             1,000   Missouri Board of Public Buildings, Ser A 2003                     5.50        10/15/13            1,087,600
             2,000   New Jersey Economic Development Authority, School Facilities
                         Construction Refg 2005 Ser N-1 (Ambac) +                       5.00        09/01/17            2,094,540
             3,000   Erie County Industrial Development Agency, New York,
                         Buffalo School District Ser 2003 (FSA)                         5.75        05/01/14            3,296,820
             1,000   New York State Urban Development Corporation, Correctional
                         & Youth Facilities Refg Ser 2003 A (Mandatory 01/01/09)        5.25        01/01/21            1,029,850
             1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A        5.50        10/01/15            1,067,190
             -----                                                                                                     ----------
            23,095                                                                                                     24,440,132
            ------                                                                                                     ----------

                     Recreational Facilities Revenue (1.4%)
             1,000   Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006       5.00        03/01/20              975,280
             1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                       5.00        09/30/13            1,651,451
             -----                                                                                                      ---------
             2,575                                                                                                      2,626,731
             -----                                                                                                      ---------
                     Resource Recovery Revenue  (3.4%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County
                         Refg Ser 2003 (AMT)  (Ambac)                                   5.50        04/01/12            3,186,240
             1,000   Massachusetts Development Finance Agency, SEMASS Ser 2001 A
                         (MBIA)                                                        5.625        01/01/12            1,071,650
             2,000   Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA)
             -----       (Mandatory Tender 10/01/13)                                    5.00        12/01/33            2,094,280
                                                                                                                        ---------
             6,000                                                                                                      6,352,170
             -----                                                                                                      ---------

                     Tax Allocation Revenue  (4.8%)
             3,000   Burbank Public Financing Authority, California, 2003 Ser A (Ambac) 5.25        12/01/14            3,210,360
             1,100   Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1     5.25        03/01/15            1,101,815
             3,000   Unified Government of Wyandotte County/Kansas City,
                         Kansas, Area B Refg Ser 2005                                   4.75        12/01/16            3,019,140
             1,500   Fenton, Missouri, Project Tax Increment Gravois Bluffs
             -----       Redevelopment Project Ser 2006                                 5.00        04/01/13            1,541,835
                                                                                                                        ---------
             8,600                                                                                                      8,873,150
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (13.3%)
             1,000   Alaska International Airports, Ser 2002 B (Ambac)                  5.75        10/01/13            1,085,250
             2,000   Orange County Transportation Authority, California, Toll Road
                         Refg Ser 2003 A (Ambac)                                        5.25        08/15/14            2,144,600
             2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)      5.00        06/15/11            2,098,920
             1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC) 5.75        10/01/11            1,069,150
             2,000   Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003 D
                         (AMT) (MBIA)                                                   5.00        10/01/12            2,079,260

               960   Southwestern Development Authority, Illinois, Tri-City Regional
                         Port District Refg Ser 2003 A (AMT)                            4.90        07/01/14              947,203
             2,000   Maryland Department of Transportation, Ser 2003                    5.25        12/15/14            2,162,520
             1,000   Minneapolis & St. Paul, Metropolitan Airports Commission,
                         Minnesota, Ser 2005 B (AMT) (Ambac)                            5.00        01/01/20            1,024,700
             1,000   Missouri Highways & Transportation Commission, Ser A 2000         5.625        02/01/15            1,065,190
             1,100   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)5.25        07/01/12            1,169,421
             1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT)
                         (Ambac)                                                        5.00        07/01/13            1,037,350
             1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                      5.00        02/01/16            1,832,425
             1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A         5.25        01/01/14            1,057,650
                     Dallas/Fort Worth International Airport , Texas,
             2,000       Refg Ser 2006 A (AMT) (XLCA)                                   5.00        11/01/12            2,046,080
             2,000       Refg Ser 2006 A (AMT) (XLCA)                                   5.00        11/01/13            2,046,080
             1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)         5.25        07/15/13            1,605,780
            ------                                                                                                      ---------
            23,310                                                                                                     24,471,579
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (6.3%)
             1,500   Indian Trace Development District, Florida, Water Management
                         Refg Ser 2005 (MBIA)                                           5.00        05/01/20            1,564,320
             1,500   Clayton County Water Authority, Georgia, Refg Ser 2003             5.25        05/01/14            1,608,495
             1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)      5.25        07/01/13            1,043,050
             2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003
                         (FGIC)                                                         5.00        12/01/14            2,104,680
             2,000   Portland, Oregon, Sewer Refg 2004 Ser B (FSA)                      5.00        06/01/17            2,103,800
             1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A
                         (MBIA)                                                         5.25        05/15/10            1,046,530
             2,000   West Harris County Regional Water Authority, Texas, Ser 2005 (FSA) 5.00        12/15/17            2,083,380
             -----                                                                                                      ---------
            11,000                                                                                                     11,554,255
            ------                                                                                                     ----------

                     Other Revenue  (3.4%)
             2,000   Golden State Tobacco Securitization Corporation, California,
                         Enhanced Asset Backed Ser 2005 A (Ambac)                       5.00        06/01/21            2,075,420
             1,000   New Jersey Economic Development Authority, Cigarette Tax
                         Ser 2004 (FGIC)                                                5.00        06/15/12            1,043,270
             3,000   Tobacco Settlement Financing Corporation, New York, State
             -----       Contingency Ser 2003 B                                         5.50        06/01/15            3,136,710
                                                                                                                        ---------
             6,000                                                                                                      6,255,400
             -----                                                                                                      ---------

           169,470   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $178,050,684)                                            176,597,351
           -------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (3.0%)
             2,600   Cuyahoga County, Ohio, University Hospital of Cleveland
                         Ser 1985 (Demand 07/03/06)                                    3.98*        01/01/16            2,600,000
               390   South Fork Municipal Authority, Pennsylvania, Conemaugh
                         Health System 1998 Ser A (MBIA) (Demand 07/03/06)             3.98*        07/01/28              390,000
             2,550   Roanoke Industrial Development Authority, Virginia, Carilion
             -----       Health System Ser C-1 (FSA) (Demand 07/03/05)                 4.00*        07/01/27            2,550,000
                                                                                                                        ---------

             5,540   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (Cost $5,540,000)                                 5,540,000
             -----                                                                                                      ---------

         $175, 010    TOTAL INVESTMENTS (Cost $183,590,684) (a) (b)                    98.9%                          182,137,351
         =========

                     OTHER ASSETS IN EXCESS OF LIABILITIES                               1.1                            2,080,215
                                                                                         ---                            ---------

                     NET ASSETS                                                       100.0%                         $184,217,566
                                                                                      ======                          ===========

----------------------------------------

     AMT  Alternative Minimum Tax.

     COPs Certificates of Participation.

     +    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $190,000.

     ++   Security is a "step-up" bond where the coupon increases on a predetermined future date.

     *    Current coupon of variable rate demand obligation.

     (a)  Securities have been designated as collateral in an amount equal to
          $36,441,642 in connection with open futures contracts.

     (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $665,051 and the aggregate gross unrealized depreciation is $2,116,911 resulting in net unrealized depreciation of
          $1,451,860.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.
        XLCA         XL Capital Assurance Corporation.

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

  NUMBER OF                                   DESCRIPTION, DELIVERY         UNDERLYING FACE          UNREALIZED
  CONTRACTS           LONG/SHORT                  MONTH AND YEAR            AMOUNT AT VALUE         APPRECIATION
----------------- -------------------- ---------------------------------- ---------------------- --------------------

     150                 Short            U.S. Treasury Notes 5 Year          $(15,510,938)            $73,416

                                                September 2006

     200                 Short            U.S. Treasury Notes 10 Year         (20,971,876)             74,450
                                                                                                 --------------------
                                                September 2006

                                         Total Unrealized Appreciation                                $147,866
                                                                                                 ====================

                        Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama                                                                1.1%
Alaska                                                                 1.4
Arizona                                                                2.3
Arkansas                                                               0.6
California                                                            12.6
Colorado                                                               1.7
Delaware                                                               1.1
District of Columbia                                                   1.7
Florida                                                                9.2
Georgia                                                                2.0
Hawaii                                                                 0.6
Illinois                                                               3.7
Indiana                                                                2.0
Kansas                                                                 1.6
Kentucky                                                               0.3
Maine                                                                  1.2
Maryland                                                               4.0
Massachusetts                                                          1.2
Michigan                                                               2.7
Minnesota                                                              1.7
Missouri                                                               5.5
Nevada                                                                 2.1
New Hampshire                                                          1.0
New Jersey                                                             3.4
New York                                                               9.4
Ohio                                                                   4.5
Oregon                                                                 1.1
Pennsylvania                                                           2.5
South Carolina                                                         0.6
Tennessee                                                              1.5
Texas                                                                  7.2
Virginia                                                               4.5
Washington                                                             2.9
                                                                      ----
                               Total+                                 98.9%
                                                                      ====

----------------
+ Does not include open short futures contracts with an underlying face amount of $36,482,814, with unrealized appreciation of $147,866.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

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